Goodwill (Details)	12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Wuhu Huitian CNY	Dec. 31, 2013 PRC item	Dec. 31, 2013 PRC Wuhu Huitian CNY	Dec. 31, 2013 International item	Dec. 31, 2013 C&C media CNY	Dec. 31, 2013 Online game related operation PRC CNY	Dec. 31, 2012 Online game related operation PRC CNY	Dec. 31, 2013 Online game related operation International CNY	Dec. 31, 2012 Online game related operation International CNY
Changes in the carrying value of goodwill
Goodwill		449,599,363	466,328,513							112,424,861	112,424,861	337,174,502	353,903,652
Accumulated impairment charges		(40,769,946)								(1,818,861)		(38,951,085)
Goodwill, beginning balance		408,829,417	466,328,513		186,975,000		186,974,504			110,606,000	112,424,861	298,223,417	353,903,652
Increase in goodwill related to acquisition		205,289,879								186,974,504		18,315,375
Impairment charges	(12,767,418)	(77,290,117)	(40,769,946)	0					(77,290,117)		(1,818,861)	(77,290,117)	(38,951,085)
Foreign currency translation adjustment		(25,558,299)	(16,729,150)									(25,558,299)	(16,729,150)
Goodwill		629,330,943	449,599,363	466,328,513						299,399,365	112,424,861	329,931,578	337,174,502
Accumulated impairment charges		(118,060,063)	(40,769,946)							(1,818,861)	(1,818,861)	(116,241,202)	(38,951,085)
Goodwill, Ending Balance	$ 84,455,933	511,270,880	408,829,417	466,328,513	186,975,000		186,974,504			297,580,504	110,606,000	213,690,376	298,223,417
Goodwill impairment, number of units tested						1		4